NEW AND REVISED STANDARDS AND INTERPRETATIONS ISSUED BUT NOT YET ADOPTED/EFFECTIVE	12 Months Ended
Dec. 31, 2019
New And Revised Standards And Interpretations Issued But Not Yet Adoptedeffective
NEW AND REVISED STANDARDS AND INTERPRETATIONS ISSUED BUT NOT YET ADOPTED/EFFECTIVE

Certain new accounting standards and interpretations were issued that are not effective for 2019. Hudson will adopt these when they become effective. Hudson does not expect these new standards to have a material impact in future reporting periods.